Note 9 - Segment Information - Schedule of Segment Reporting Information By Segment (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Revenues	€ 17,762	€ 17,995
Gross Profit	7,561	7,568
Research & Development	(2,200)	(1,865)
SG&A + Depreciation	(6,843)	(6,551)
Operating income (loss)	(1,482)	(848)
Product [Member]
Revenues	10,929	11,478
HIFU Treatments and Devices Leased [Member]
Revenues	2,480	2,599
Parts and Services [Member]
Revenues	4,338	3,879
Product and Services, Excluding Other [Member]
Revenues	17,748	17,956
Product and Service, Other [Member]
Revenues	14	40
High Intensity Focused Ultrasound (HIFU) [Member]
Revenues	4,756	5,228
Gross Profit	2,326	2,794
Research & Development	(1,437)	(1,211)
SG&A + Depreciation	(2,798)	(2,468)
Operating income (loss)	(1,909)	(885)
High Intensity Focused Ultrasound (HIFU) [Member] | Product [Member]
Revenues	2,082	2,626
High Intensity Focused Ultrasound (HIFU) [Member] | HIFU Treatments and Devices Leased [Member]
Revenues	1,791	1,899
High Intensity Focused Ultrasound (HIFU) [Member] | Parts and Services [Member]
Revenues	870	696
High Intensity Focused Ultrasound (HIFU) [Member] | Product and Services, Excluding Other [Member]
Revenues	4,742	5,221
High Intensity Focused Ultrasound (HIFU) [Member] | Product and Service, Other [Member]
Revenues	14	8
Urology Devices and Services (UDS) [Member]
Revenues	13,006	12,767
Gross Profit	5,236	4,774
Research & Development	(763)	(654)
SG&A + Depreciation	(3,405)	(3,316)
Operating income (loss)	1,068	804
Urology Devices and Services (UDS) [Member] | Product [Member]
Revenues	8,848	8,852
Urology Devices and Services (UDS) [Member] | HIFU Treatments and Devices Leased [Member]
Revenues	689	700
Urology Devices and Services (UDS) [Member] | Parts and Services [Member]
Revenues	3,469	3,183
Urology Devices and Services (UDS) [Member] | Product and Services, Excluding Other [Member]
Revenues	13,006	12,735
Urology Devices and Services (UDS) [Member] | Product and Service, Other [Member]
Revenues		32
EDAP Technomed Co Ltd. [Member]
Revenues
Gross Profit
Research & Development
SG&A + Depreciation	(640)	(768)
Operating income (loss)	(640)	(768)
EDAP Technomed Co Ltd. [Member] | Product [Member]
Revenues
EDAP Technomed Co Ltd. [Member] | HIFU Treatments and Devices Leased [Member]
Revenues
EDAP Technomed Co Ltd. [Member] | Parts and Services [Member]
Revenues
EDAP Technomed Co Ltd. [Member] | Product and Services, Excluding Other [Member]
Revenues
EDAP Technomed Co Ltd. [Member] | Product and Service, Other [Member]
Revenues